STOCKHOLDERS' EQUITY - Summary of Assumptions of Fair Value of Option Pricing Granted (Details) - Employee Stock Options - 2021 Equity Incentive Plan - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	109.21%
Expected volatility, minimum		91.88%	91.88%	89.41%
Expected volatility, maximum		119.61%	119.61%	94.48%
Expected term (years)	5 years 3 months
Risk-free interest rate	3.68%
Risk-free interest rate, minimum		4.03%	4.36%	3.93%
Risk-free interest rate, maximum		4.39%	4.39%	4.35%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Exercise price (in dollars per share)	$ 4.45
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		5 years 3 months 7 days	5 years 3 months 7 days	5 years 6 months
Exercise price (in dollars per share)		$ 2.4	$ 2.38	$ 14.88
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		6 years 7 days	6 years 7 days	6 years 7 days
Exercise price (in dollars per share)		$ 7.6	$ 7.6	$ 19.2